Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Income

		For the year ended December 31,
		2025	2024
	Note	$	$
Realized gain on investments		(8.1)	(4.6)
Gain on sale of intangible asset		—	(7.0)
Unrealized gain on equity securities	14	(5.7)	(6.1)
Other		(4.4)	4.1
Total other income		(18.2)	(13.6)